Intangible assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 1,112,670
Balance at the end	966,724	$ 1,112,670
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	875,981
Balance at the end	772,473	875,981
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	77,075
Balance at the end	64,155	77,075
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	83,855
Balance at the end	69,486	83,855
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	59,720
Balance at the end	47,365	59,720
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	16,039
Balance at the end	13,245	16,039
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,333,547	1,300,490
Additions		32,202
Currency translation	11,824	855
Balance at the end	1,345,371	1,333,547
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,035,070	1,035,070
Balance at the end	1,035,070	1,035,070
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	101,775	73,573
Additions		28,202
Balance at the end	101,775	101,775
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	98,294	93,856
Additions		4,000
Currency translation	6,057	438
Balance at the end	104,351	98,294
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	79,550	79,220
Currency translation	4,556	330
Balance at the end	84,106	79,550
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	18,858	18,771
Currency translation	1,211	87
Balance at the end	20,069	18,858
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(220,877)	(74,768)
Depreciation	157,770	146,109
Balance at the end	(378,647)	(220,877)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(159,089)	(55,581)
Depreciation	103,508	103,508
Balance at the end	(262,597)	(159,089)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(24,700)	(7,107)
Depreciation	12,920	17,593
Balance at the end	(37,620)	(24,700)
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(14,439)	(4,633)
Depreciation	20,426	9,806
Balance at the end	(34,865)	(14,439)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(19,830)	(6,520)
Depreciation	16,911	13,310
Balance at the end	(36,741)	(19,830)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(2,819)	(927)
Depreciation	4,005	1,892
Balance at the end	$ (6,824)	$ (2,819)